Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Intangible Assets, Net [Line Items]
Cost	$ 10,076	$ 9,992
Accumulated Amortization	(5,241)	(4,864)
Net Book Value	4,835	5,128
Patents [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost	2,323	2,226
Accumulated Amortization	(1,473)	(1,383)
Net Book Value	850	843
Internally developed software [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost	7,565	7,586
Accumulated Amortization	(3,632)	(3,352)
Net Book Value	3,933	4,234
External software licenses [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost	188	180
Accumulated Amortization	(136)	(129)
Net Book Value	$ 52	$ 51